Subsequent Events (Details)							12 Months Ended
	Jan. 26, 2026 shares	Dec. 11, 2025 CNY (¥)	Nov. 11, 2025 CNY (¥)	Nov. 05, 2025 CNY (¥)	Oct. 14, 2025 USD ($) shares	Oct. 12, 2025 $ / shares shares	Sep. 30, 2025 USD ($) shares	Nov. 21, 2025
Subsequent Events [Line Items]
Consideration amount | $							$ 8,001,302
Class A Ordinary Shares
Subsequent Events [Line Items]
Issuance of new shares | shares							27,000,000
Repurchase of shares (in Shares) | shares							60,000
Forecast [Member] | Class A Ordinary Shares
Subsequent Events [Line Items]
Shares issued | shares	7,800,000
Subsequent Event [Member] | Share Incentive Plan [Member]
Subsequent Events [Line Items]
Shares granted | shares						7,800,000
Exercise price | $ / shares						$ 0.5
Subsequent Event [Member] | Nanjing Cesun Power Co., Ltd [Member]
Subsequent Events [Line Items]
Equity interest, percentage					24.00%
Subsequent Event [Member] | PNSOLAR GmbH [Member]
Subsequent Events [Line Items]
Equity interest, percentage								40.00%
Subsequent Event [Member] | Matrix SEA Limited [Member]
Subsequent Events [Line Items]
Equity interest, percentage					4.90%
Subsequent Event [Member] | Skyline Tech Limited [Member]
Subsequent Events [Line Items]
Issuance of new shares | shares					12,000,000
Consideration amount | $					$ 8,654,880
Subsequent Event [Member] | Ningbo Deloud Information Technology Co.. Ltd [Member] | Long-Term Loan Agreement [Member] | Huaneng Guicheng Trust Co [Member]
Subsequent Events [Line Items]
Loan period				2 years
Loan amount | ¥				¥ 500,000
Fixed interest rate of loan				23.99%
Subsequent Event [Member] | Ningbo Deloud Information Technology Co.. Ltd [Member] | Long-Term Loan Agreement [Member] | WeBank [Member]
Subsequent Events [Line Items]
Loan period		2 years
Loan amount | ¥		¥ 600,000
Fixed interest rate of loan		9.50%
Interest rate, per annum		12.50%
Subsequent Event [Member] | Zhejiang Skycorp New Energs Co..Lid [Member] | Long-Term Loan Agreement [Member] | WeBank [Member]
Subsequent Events [Line Items]
Loan period				2 years
Loan amount | ¥				¥ 360,000
Fixed interest rate of loan				13.88%
Interest rate, per annum				16.88%
Subsequent Event [Member] | Zhejiang Skycorp New Energs Co..Lid [Member] | Long-Term Loan Agreement [Member] | WeBank One [Member]
Subsequent Events [Line Items]
Loan period				2 years
Loan amount | ¥				¥ 840,000
Fixed interest rate of loan				13.88%
Interest rate, per annum				16.88%
Subsequent Event [Member] | Ningbo Skycorp Solar Co., Ltd. (“Ningbo Skycorp”) [Member] | Short-Term Loan Agreement [Member] | China Everbright Bank Co., Ltd. [Member]
Subsequent Events [Line Items]
Loan period			6 months
Loan amount | ¥			¥ 3,000,000
Interest rate, per annum			3.50%
Basis point			50.00%